Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 499	$ 1,454
Receivables (Note 11)	5,366	3,626
Inventories (Note 12)	6,328	4,930
Prepaid expenses and other current assets	1,653	1,460
Current assets	13,846	11,470
Non-current assets
Property, plant and equipment (Note 13)	20,016	19,660
Goodwill (Note 14)	12,220	12,198
Other intangible assets (Note 14)	2,340	2,388
Investments (Note 15)	703	562
Other assets (Note 16)	829	914
TOTAL ASSETS	49,954	47,192
Current liabilities
Short-term debt (Note 17)	1,560	159
Current portion of long-term debt (Note 18)	545	14
Payables and accrued charges (Note 20)	10,052	8,058
Current portion of lease liabilities (Note 19)	286	249
Current liabilities	12,443	8,480
Non-current liabilities
Long-term debt (Note 18)	7,521	10,047
Lease liabilities (Note 19)	934	891
Deferred income tax liabilities (Note 8)	3,165	3,149
Pension and other post-retirement benefit liabilities (Note 21)	419	454
Asset retirement obligations and accrued environmental costs (Note 22)	1,566	1,597
Other non-current liabilities	207	171
TOTAL LIABILITIES	26,255	24,789
SHAREHOLDERS' EQUITY
Share capital (Note 23)	15,457	15,673
Contributed surplus	149	205
Accumulated other comprehensive loss	(146)	(119)
Retained earnings	8,192	6,606
TOTAL SHAREHOLDERS' EQUITY	23,699	22,403
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	49,954	47,192
Non-controlling interests	47	38
Equity attributable to owners of parent	$ 23,652	$ 22,365